LEASE RECEIVABLES (Tables)	12 Months Ended
Mar. 31, 2013
Lease Receivables Included in Other Current Assets and Other Assets in Accompanying Consolidated Balance Sheets

The lease receivables, which are included in other current assets and other assets in the accompanying consolidated balance sheets, are as follows:

	March 31,
	2012	2013
	(Yen in millions)
Total minimum lease payments receivable	¥32,683	¥34,073
Unguaranteed residual values	1,522	1,176
Unearned income	(2,544)	(2,325)
Executory costs	(21)	(12)

	31,640	32,912
Less, allowance for doubtful receivables	(382)	(238)

	31,258	32,674
Less, portion due within one year	(11,307)	(11,720)

Total	¥19,951	¥20,954

Reconciliation of Allowance for Doubtful Accounts Related to Lease Receivables

A reconciliation of the beginning and ending amounts of allowance for doubtful accounts related to lease receivables are as follows:

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Balance at beginning of year	¥571	¥493	¥382
Charged to costs or expenses, or charge-off	(44)	(69)	(187)
Others*	(34)	(42)	43

Balance at end of year	¥493	¥382	¥238

*	Others consist mainly of foreign currency translation adjustments.

Future Minimum Lease Payments to be Received Under Financing Leases for Future Years

The future minimum lease payments to be received under financing leases for future years are as follows:

Years ending March 31,	(Yen in millions)
2014	¥12,717
2015	9,004
2016	6,375
2017	4,196
2018	1,485
2019 and thereafter	296

Total	¥34,073